Offerings	Feb. 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Units consisting of:
Maximum Aggregate Offering Price	$ 10,000,000
Amount of Registration Fee	$ 1,381.00
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) Common stock, par value $0.001 per share ("Common Stock")
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) Warrant to purchase Common Stock
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Warrants
Maximum Aggregate Offering Price	$ 12,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,726.25
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-funded Units consisting of:
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) Pre-Funded Warrants to purchase Common Stock
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Pre-Funded Warrants
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) Warrant to purchase Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Warrants
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent's Warrants (6)
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.

Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock underlying the Placement Agent's Warrants
Maximum Aggregate Offering Price	$ 625,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 86.31
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.

(2)	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

(3)	The proposed maximum aggregate offering price of the Common Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Pre-Funded Units issued in the offering, and the proposed maximum aggregate offering price of the Pre-Funded Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Common Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the Common Units and Pre-Funded Units (including the shares of Common Stock issuable upon exercise of the Warrants and Pre-Funded Warrants, if any), is $10,000,001.

(4)	No separate registration fee is payable pursuant to Rule 457(g) under the Securities Act.

(5)	As estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, the proposed maximum aggregate offering price of the shares underlying the Warrants is equal to $12,500,000 (which is equal to the proposed maximum aggregate offering price for the Units of $10,000,000 multiplied by 125%).

(6)	The placement agent in the offering will receive warrants equal to 5% of the Common Units and Pre-Funded Units sold in the offering. Such Placement Agent’s Warrants shall be exercisable at a price equal to 125% of the offering price for the Common Units.